SUPPLEMENT DATED FEBRUARY 17, 2016
TO

PROSPECTUSES DATED MAY 1, 2015
FOR MASTERS CHOICE, MASTERS EXTRA,
MASTERS FLEX, MASTERS CHOICE II
 AND MASTERS FLEX II

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS AND
 MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
 DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that may be available under your Contract.

On December 31, 2015, the adviser to the Huntington VA Dividend Capture Fund and the Huntington VA Situs Fund,  Huntington Asset Advisors, Inc., was renamed Rational Advisors Inc. Any reference to Huntington Asset Advisors, Inc. in the prospectus is replaced with Rational Advisors Inc.

Effective February 12, 2016, the names of the following investment options were changed:

Current Name	New Name

Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund

Huntington VA Situs Fund	Catalyst Insider Buying VA Fund

Please retain this supplement with your prospectus for future reference.